UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       June 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       WoodTrust Asset Management, N.A.
Address:    181 2nd Street South
            P.O. Box 8000
            Wisconsin Rapids, WI 54495-8000

Form 13F File No: 28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Linda L. Bender
Title:      Vice President/Personal Trust Officer
Phone:      (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender Wisconsin Rapids, Wisconsin July 22, 2003
------------------- --------------------------- -------------
  (Signature)             (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        42

Form 13F Information Table Value Total:   $95,156(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                          WOODTRUST ASSET MANAGEMENT, N.A.
                             FORM 13F INFORMATION TABLE
                                    JUNE 30, 2003

                                                                                                               VOTING AUTHORITY
NAME OF ISSUER                TITLE OF    CUSIP        VALUE       SHARES/  SH/   PUT/    INVST    OTR           SOLE    SHARED NONE
                               CLASS                  (x$1,000)    PRN AMT  PRN   CALL    DSCRT   MGRS

ALTRIA GROUP INC.             COM        02209S103        1,089      23,962                Sole                23,594    368    0
ALTRIA GROUP INC.             COM        02209S103           55       1,200                Other                1,200      0    0
AMGEN INC.                    COM        31162100         1,603      24,306                Sole                24,102    204    0
ANHEUSER-BUSCH COS INC.       COM        35229103           761      14,898                Sole                14,650    248    0
ASSOCIATED BANC-CORP          COM        45487105           405      11,061                Sole                11,061      0    0
BAXTER INTERNATIONAL INC.     COM        71813109         1,430      55,009                Sole                54,128    881    0
BERKSHIRE HATHAWAY INC        COM        84670207         2,637       1,085                Sole                 1,070     15    0
BRISTOL-MYERS SQUIBB CO.      COM        110122108          327      12,038                Sole                12,038      0    0
CISCO SYSTEMS INC.            COM        17275R102          268      15,950                Sole                15,950      0    0
COCA-COLA COMPANY             COM        191216100        1,557      33,543                Sole                33,104    439    0
COCA-COLA COMPANY             COM        191216100           51       1,100                Other                1,100      0    0
COLGATE-PALMOLIVE COMPANY     COM        194162103        1,194      20,598                Sole                20,261    337    0
DELL COMPUTER CORPORATION     COM        247025109          860      27,006                Sole                26,578    428    0
EASTMAN KODAK COMPANY         COM        277461109        1,001      36,611                Sole                36,015    596    0
EMC CORPORATION               COM        268648102          138      13,223                Sole                13,223      0    0
EXXON-MOBIL CORPORATION       COM        30231G102        1,709      47,602                Sole                47,091    511    0
FANNIE MAE                    COM        313586109        1,157      17,156                Sole                16,879    277    0
GENERAL ELECTRIC COMPANY      COM        369604103        2,911     101,514                Sole               100,378  1,136    0
GENERAL ELECTRIC COMPANY      COM        369604103           19         675                Other                  675      0    0
HEINZ H J CO.                 COM        423074103          209       6,343                Sole                 6,343      0    0
HOME DEPOT INC.               COM        437076102        2,375      71,706                Sole                70,703  1,003    0
IBM CORPORATION               COM        459200101          802       9,717                Sole                 9,571    146    0
ILLINOIS TOOL WORKS           COM        452308109          230       3,500                Sole                 3,500      0    0
INTEL CORPORATION             COM        458140100        1,542      74,096                Sole                73,110    986    0
INTEL CORPORATION             COM        458140100           79       3,800                Other                3,800      0    0
JOHNSON & JOHNSON             COM        478160104        1,060      20,508                Sole                20,297    211    0
KIMBERLY-CLARK CORPORATION    COM        494368103        1,026      19,682                Sole                19,418    264    0
MARSHALL & ILSLEY CORPORATION COM        571834100        2,524      82,551                Sole                81,867    684    0
MEDTRONIC INC.                COM        585055106        1,320      27,524                Sole                27,135    389    0
MERCK & CO INC.               COM        589331107          434       7,163                Sole                 7,163      0    0
MICROSOFT CORPORATION         COM        594918104        1,093      42,637                Sole                42,176    461    0
MICROSOFT CORPORATION         COM        594918104            4         144                Other                  144      0    0
NOKIA CORPORATION ADR         COM        654902204          891      54,248                Sole                53,445    803    0
PEPSICO INC.                  COM        713448108        1,085      24,371                Sole                24,073    298    0
PFIZER INC.                   COM        717081103        2,198      64,351                Sole                63,552    799    0
RENAISSANCE LEARNING INC.     COM        75968L105       44,653   2,057,730                Sole             2,055,730  2,000    0
SEI INVESTMENTS COMPANY       COM        784117103          890      27,813                Sole                27,351    462    0
STORA ENSO CORPORATION        COM        86210M106        2,431     215,326                Sole               215,326      0    0
TARGET CORPORATION            COM        87612E106          928      24,525                Sole                24,115    410    0
TEXAS INSTRUMENTS INC.        COM        882508104          778      44,206                Sole                43,556    650    0
UNITEDHEALTH GROUP INC.       COM        91324P102        1,741      34,642                Sole                34,092    550    0
WAL-MART STORES INC.          COM        931142103        1,248      23,262                Sole                22,918    344    0
WALGREEN COMPANY              COM        931422109          713      23,683                Sole                23,296    387    0
WASHINGTON MUTUAL INC.        COM        939322103        1,389      33,624                Sole                33,097    527    0
WASTE MANAGEMENT INC.         COM        94106L109        1,740      72,213                Sole                71,124  1,089    0
WELLS FARGO & COMPANY         COM        949746101        1,848      36,676                Sole                36,162    514    0
WRIGLEY COMPANY               COM        982526105          753      13,394                Sole                13,177    217    0

REPORT SUMMARY                                           95,156   3,577,972                                 3,559,338 18,634    0
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